Note 32 (Tables)	12 Months Ended
Dec. 31, 2025
Capital Base And Capital Management [Abstract]
Eligible capital resources [Table Text Block]
A reconciliation of the main figures between the accounting and regulatory own funds as of December 31, 2025, 2024 and 2023 is shown below:

ELIGIBLE CAPITAL RESOURCES (MILLIONS OF EUROS)

	Notes	2025	2024	2023
Capital	26	2,797	2,824	2,861
Share premium	27	18,469	19,184	19,769
Retained earnings, revaluation reserves and other reserves	28	46,550	42,507	38,251
Other equity instruments, net		40	40	40
Treasury shares	29	(299)	(66)	(34)
Profit (loss) attributable to the parent company	5	10,511	10,054	8,019
Interim dividend		(1,840)	(1,668)	(951)
Total equity		76,228	72,875	67,955
Accumulated other comprehensive income (loss)	30	(18,871)	(17,220)	(16,254)
Minority interests	31	4,441	4,359	3,564
Shareholders' equity		61,798	60,014	55,265
Goodwill and other intangible assets		(1,691)	(1,553)	(1,421)
Equity not eligible at solvency level		(231)	(185)	(137)
Other adjustments and deductions ⁽¹⁾		(9,430)	(7,476)	(7,591)
Common Equity Tier 1 (CET 1)		50,446	50,799	46,116
Additional Tier 1		5,488	6,023	6,033
Tier 2		12,431	9,858	8,182
Total Capital (Total Capital = Tier 1 + Tier 2)		68,365	66,680	60,332
Total Minimum equity required ⁽²⁾		53,403	52,427	47,455
(1) Other adjustments and deductions include, among others, the adjustment for non-computable minority interests, the amount of dividends pending distribution and, in 2025, the amount corresponding to the maximum limit authorized by the ECB for the repurchase of BBVA's own shares (excluding the amount corresponding to the shares already acquired as of December 31, 2025).
(2) Calculated based on total minimum capital requirements applicable in each period.

Amount of capital CC1 [Table Text Block]
The Group’s eligible own funds and risk-weighted assets (RWAs) in accordance with the aforementioned applicable regulation as of December 31, 2025, 2024 and 2023 are shown below:

AMOUNT OF CAPITAL CC1 (MILLIONS OF EUROS)

	2025	2024	2023
Capital and share premium	21,266	22,008	22,629
Retained earnings and equity instruments ⁽¹⁾	42,657	39,652	34,889
Other accumulated income and other reserves	(17,459)	(14,334)	(12,872)
Minority interests	2,762	2,343	1,864
Net attributable profit ⁽²⁾	5,244	5,013	4,759
Common Equity Tier I (CET1) before other regulatory adjustments	54,471	54,681	51,269
Goodwill and intangible assets	(1,691)	(1,553)	(1,421)
Direct, indirect and synthetic holdings in own Common Equity Tier I instruments	(390)	(243)	(331)
Deferred tax assets	(815)	(844)	(988)
Other deductions and filters ⁽[3]⁾	(1,129)	(1,242)	(2,412)
Total common equity Tier 1 regulatory adjustments	(4,024)	(3,882)	(5,153)
Common equity TIER 1 (CET1)	50,446	50,799	46,116
Capital instruments and share premium accounts classified as liabilities and qualifying as Additional Tier I	5,303	5,638	5,715
Qualifying Tier 1 capital included in consolidated AT1 capital issued by subsidiaries and held by third parties	185	386	319
Additional Tier 1 (AT 1) before regulatory adjustments	5,488	6,023	6,033
Transitional Tier 1 adjustments	—	—	—
Total regulatory adjustments to additional Tier 1	—	—	—
Additional Tier 1 (AT1)	5,488	6,023	6,033
Tier 1 (Common equity TIER 1 + additional TIER 1)	55,934	56,822	52,150
Capital instruments and share premium accounted as Tier 2	6,239	5,629	5,214
Qualifying Tier 2 capital included in consolidated T2 capital issued by subsidiaries and held by third parties	6,022	4,192	2,890
Credit risk adjustments	180	47	88
Tier 2 before regulatory adjustments	12,441	9,868	8,192
Tier 2 regulatory adjustments	(10)	(10)	(10)
Tier 2	12,431	9,858	8,182
Total capital (Total capital = Tier 1 + Tier 2)	68,365	66,680	60,332
Total RWA	397,241	394,468	363,915
CET 1 ratio	12.70%	12.88%	12.67%
Tier 1 ratio	14.08%	14.40%	14.33%
Total capital ratio	17.21%	16.90%	16.58%
(1) It includes the amount of the share buyback program not recognized for accounting purposes.
(2) As of December 31, 2025, the expected total shareholder remuneration corresponding to the year 2025, subject to approval by the General Shareholders' Meeting, is deducted. As of December 31, 2024, the total shareholder remuneration corresponding to the year 2024, approved by the General Shareholders' Meeting, is deducted. As of December 31, 2023, the cash amount is deducted from the total shareholder remuneration corresponding to 2023, approved by the General Shareholders' Meeting.
(3) As of December 31, 2023, the amount of the share buyback program for the year 2023, considered as a dividend approved by the General Shareholders' Meetings, was deducted.

Leverage Ratio [Table Text Block]
Breakdown of leverage ratio as of December 31, 2025, 2024 and 2023, calculated according to CCR, is as follows:

LEVERAGE RATIO

	2025	2024	2023
Tier 1 (millions of Euros) (a)	55,934	56,822	52,150
Exposure to leverage ratio (millions of Euros) (b)	908,869	834,488	797,888
Leverage ratio (a)/(b) (percentage)	6.15%	6.81%	6.54%